UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21121

Investment Company Act File Number
Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)
(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)
December 31

Date of Fiscal Year End
September 30, 2010

Date of Reporting Period

Item 1. Schedule of Investments

Special Equities Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 1.4%
Aerovironment, Inc.(1)	39,920	$888,220

		$888,220

Auto Components — 1.7%
Dana Holding Corp.(1)	86,740	$1,068,637

		$1,068,637

Building Products — 1.9%
Armstrong World Industries, Inc.(1)	28,740	$1,192,997

		$1,192,997

Capital Markets — 3.8%
Affiliated Managers Group, Inc.(1)	15,850	$1,236,459
Lazard, Ltd., Class A	32,280	1,132,382

		$2,368,841

Chemicals — 6.9%
CF Industries Holdings, Inc.	9,260	$884,330
Ecolab, Inc.	23,450	1,189,853
FMC Corp.	15,020	1,027,518
Lubrizol Corp.	10,850	1,149,775

		$4,251,476

Commercial Banks — 0.6%
KeyCorp	44,020	$350,399

		$350,399

Commercial Services & Supplies — 1.8%
Clean Harbors, Inc.(1)	16,010	$1,084,678

		$1,084,678

Communications Equipment — 3.7%
Brocade Communications Systems, Inc.(1)	168,090	$981,645
Harris Corp.	29,010	1,284,853

		$2,266,498

Construction & Engineering — 3.4%
Quanta Services, Inc.(1)	49,420	$942,934
Shaw Group, Inc. (The)(1)	35,020	1,175,271

		$2,118,205

Diversified Financial Services — 1.6%
CIT Group, Inc.(1)	24,860	$1,014,785

		$1,014,785

Electronic Equipment, Instruments & Components — 5.4%
FLIR Systems, Inc.(1)	42,850	$1,101,245
National Instruments Corp.	35,740	1,167,269
Trimble Navigation, Ltd.(1)	30,980	1,085,539

		$3,354,053

Energy Equipment & Services — 2.0%
Rowan Cos., Inc.(1)	40,910	$1,242,028

		$1,242,028

Food Products — 6.2%
Bunge, Ltd.	16,580	$980,873
Corn Products International, Inc.	26,750	1,003,125
Flowers Foods, Inc.	38,580	958,327

Security	Shares	Value
Green Mountain Coffee Roasters, Inc.(1)	27,510	$858,037

		$3,800,362

Health Care Providers & Services — 2.5%
Owens & Minor, Inc.	21,980	$625,551
VCA Antech, Inc.(1)	42,820	903,074

		$1,528,625

Household Durables — 3.0%
Tempur-Pedic International, Inc.(1)	29,100	$902,100
Whirlpool Corp.	11,690	946,422

		$1,848,522

Household Products — 1.6%
Church & Dwight Co., Inc.	15,384	$999,037

		$999,037

Insurance — 1.0%
Allied World Assurance Co. Holdings, Ltd.	10,990	$621,924

		$621,924

Internet Software & Services — 1.7%
VeriSign, Inc.(1)	32,670	$1,036,946

		$1,036,946

IT Services — 3.6%
Euronet Worldwide, Inc.(1)	61,550	$1,107,285
Teradata Corp.(1)	28,940	1,115,926

		$2,223,211

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	78,610	$1,102,898

		$1,102,898

Machinery — 1.5%
AGCO Corp.(1)	23,110	$901,521

		$901,521

Metals & Mining — 3.5%
IAMGOLD Corp.	65,930	$1,167,621
Walter Energy, Inc.	12,480	1,014,499

		$2,182,120

Multi-Utilities — 1.5%
CMS Energy Corp.	51,720	$931,994

		$931,994

Multiline Retail — 1.8%
Big Lots, Inc.(1)	32,420	$1,077,965

		$1,077,965

Oil, Gas & Consumable Fuels — 6.0%
Brigham Exploration Co.(1)	56,750	$1,064,062
Forest Oil Corp.(1)	38,720	1,149,984
Pioneer Natural Resources Co.	22,790	1,482,034

		$3,696,080

Personal Products — 2.8%
Mead Johnson Nutrition Co., Class A	29,782	$1,694,894

		$1,694,894

Pharmaceuticals — 3.7%
Perrigo Co.	20,170	$1,295,317
Warner Chilcott PLC, Class A	43,390	973,672

		$2,268,989

Security	Shares	Value
Professional Services — 3.1%
FTI Consulting, Inc.(1)	26,970	$935,589
Robert Half International, Inc.	36,830	957,580

		$1,893,169

Road & Rail — 3.7%
Genesee & Wyoming, Inc., Class A(1)	18,190	$789,264
J.B. Hunt Transport Services, Inc.	12,960	449,712
Kansas City Southern(1)	28,390	1,062,070

		$2,301,046

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	34,720	$1,089,514
Atheros Communications, Inc.(1)	19,500	513,825
Cypress Semiconductor Corp.(1)	91,130	1,146,415

		$2,749,754

Software — 3.3%
Parametric Technology Corp.(1)	49,730	$971,724
Synopsys, Inc.(1)	43,200	1,070,064

		$2,041,788

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	20,760	$1,218,197
RadioShack Corp.	45,630	973,288

		$2,191,485

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.(1)	36,055	$932,382

		$932,382

Thrifts & Mortgage Finance — 1.3%
MGIC Investment Corp.(1)	85,600	$790,088

		$790,088

Total Common Stocks (identified cost $48,075,168)		$60,015,617

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$1,387	$1,387,246

Total Short-Term Investments (identified cost $1,387,246)		$1,387,246

Total Investments — 99.6% (identified cost $49,462,414)		$61,402,863

Other Assets, Less Liabilities — 0.4%		$236,841

Net Assets — 100.0%		$61,639,704

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $2,734 and $0, respectively.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,480,056

Gross unrealized appreciation	$13,551,446
Gross unrealized depreciation	(1,628,639)

Net unrealized appreciation	$11,922,807

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$60,015,617	$—	$—	$60,015,617
Short-Term Investments	—	1,387,246	—	1,387,246

Total Investments	$60,015,617	$1,387,246	$—	$61,402,863

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 24, 2010